Preparation of financial statements	3 Months Ended
Mar. 31, 2018
Preparation of financial statements
Preparation of financial statements

1. Preparation of financial statements

Our consolidated interim financial statements include the accounts of voxeljet AG, which is listed on the New York Stock Exchange, and its wholly-owned subsidiaries voxeljet America Inc., voxeljet UK Ltd. and voxeljet India Pvt. Ltd., as well as voxeljet China Co. Ltd., which are collectively referred to herein as the ‘Group’ or the ‘Company.’

Our consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after January 1, 2018.

Standard	Effective date	Descriptions
IFRS 9	01/2019	Amendments Prepayment Features with Negative Compensation
IFRS 16	01/2019	Leases
IAS 19	01/2019	Amendments Plan Amendment, Curtailment or Settlement
IAS 28	01/2019	Amendments Long-term Interests in Associates and Joint Ventures
IFRIC 23	01/2019	Uncertainty over Income Tax Treatments
Improvements to IFRS (2015-2017)	01/2019	IFRS 3, IFRS 11, IAS 12, IAS 23
Others	01/2020	Amendments References to the Conceptual Framework in IFRS Standards
IFRS 17	01/2021	Insurance Contracts
IFRS 10, IAS 28	indefinite	Amendment Sale or Contribution of Assets between Investor and its Associate or Joint Venture

The Company has not yet determined what impact the new standards, amendments or interpretations will have on its financial statements.

The interim financial statements as of and for the three months ended March 31, 2018 and 2017 were authorized for issue by the Management Board on May 17, 2018.